FINANCIAL INSTRUMENTS (Details 5) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue [Member] | Customer A [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	76.00%	61.00%	4000.00%
Concentration of credit risk	$ 47,251	$ 32,581
Revenue [Member] | Customer B [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	15.00%
Concentration of credit risk	$ 9,124
Trade Receivabless [Member] | Customer A [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	79.00%	51.00%
Concentration of credit risk	$ 50,961	$ 7,545
Trade Receivabless [Member] | Customer B [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage	12.00%
Concentration of credit risk	$ 8,045
Trade Receivabless [Member] | Customer C [Member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk percentage		27.00%
Concentration of credit risk		$ 3,979